UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 1 of its series: Allspring Managed Account CoreBuilder® Shares - Series M

Date of reporting period: December 31, 2023

ITEM 1. REPORT TO STOCKHOLDERS

2

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series M
Annual Report
December 31, 2023

The views expressed and any forward-looking statements are as of December 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Managed Account | 1

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

2 | Allspring Managed Account

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks total return, consisting of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Robert J. Miller, Adrian Van Poppel, Nicholos Venditti

Average annual total returns (%) as of December 31, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Allspring Managed Account CoreBuilder® Shares - Series M (WFCMX)	4-14-2008	6.74	2.57	3.88	0.03	0.00
Bloomberg Municipal Bond Index[3]	–	6.40	2.25	3.03	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business.
This commitment has an indefinite term.

[3]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.
CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Allspring Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Allspring Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

4 | Allspring Managed Account

Performance highlights (unaudited)

Growth of $10,000 investment as of December 31, 2023[1]

[1]
The chart compares the performance of the Fund for the most recent ten years with the Bloomberg Municipal Bond Index. The chart assumes a hypothetical investment of
$10,000 investment and reflects all operating expenses of the Fund.

Allspring Managed Account | 5

Performance highlights (unaudited)
MANAGER’S DISCUSSION
Fund highlights
•The Fund outperformed its benchmark, the Bloomberg Municipal Bond Index, for the 12-month period that ended December 31, 2023.
•Credit was the biggest driver of outperformance, specifically an overweight to lower investment-grade bonds (BBB-rated and A-rated bonds), which outperformed.
•Duration, yield curve, and sector positioning were not material factors over the period, but individual security selection detracted.
Market review:  Inflation fears abated, leading to a powerful year-end rally.
The 2023 period began with U.S. equity and fixed income markets posting positive returns in the face of volatility stemming from continued monetary tightening and rising recession risks. Annualized real gross domestic product growth remained positive while economic headwinds and the inversion of the U.S. Treasury yield curve sparked recessionary concerns among investors. Fixed income indexes sold off in the third quarter as investors took advantage of inverted taxable and municipal yield curves while questioning the longer-term interest rate environment. Inflation fears abated as consensus gravitated to a soft landing in the fourth quarter. Fixed income markets experienced their biggest rally in four decades, finishing the year in positive territory.
U.S. inflation declined steadily throughout 2023. The Consumer Price Index† rose 3.1% year over year in November, the lowest reading in two years and well below the 9.1% peak reached in June 2022. Record increases in the prices of food, energy, and health care over the past 24 months contributed to the gain, according to the U.S. Bureau of Labor Statistics. The U.S. labor market remained relatively strong with the unemployment rate well below 4%, signaling that parts of the economy are still expanding.
The Federal Open Market Committee concluded its asset purchase program and raised the overnight lending rate a total of 100 basis points (bps; 100 bps equal 1.00%) in the first seven months of the period—the final increase for the period came in July, resulting in a target level of 5.25% to 5.50%. Comments from Federal Reserve (Fed) Chair Powell suggest the rate hiking cycle may have concluded and left the door open for rate cuts in 2024.
The municipal bond market saw positive returns through July 2023 before three consecutive months of negative returns ending in October. Inflation concerns and uncertainty were replaced by positive sentiment in November as investors championed comments from the Fed related to an end to rate hikes and potential cuts in the coming year. The Bloomberg Municipal Bond Index rallied into the end of the year, with a total 2023 return of 6.40%. Municipal fund flows were negative for the year as investors withdrew approximately $30 billion of assets from municipal mutual funds and exchange-traded funds. Municipal-to-Treasury ratios stayed relatively attractive through the first half of 2023 but rallied to incredibly rich levels in November and December.
2023 municipal supply was similar to 2022 levels with full-year tax-exempt issuance of roughly $350 billion. This relatively low level of supply has forced market participants into the secondary market for bonds and contributed to strong performance as the period ended.
Municipal fundamentals remained strong, supported by fiscal stimulus that continues to wind its way through to the real economy. Municipal credit spreads widened, hitting their trailing averages and presenting yield opportunities for investors across the credit spectrum even as fundamentals remained strong, resulting in opportunities to add income and potential upside as spreads contract.
Credit quality as of December 31, 2023[1]

1%
AAA/Aaa
22%
AA/Aa
38%
A/A
21%
BBB/Baa
6%
BB/Ba
12%
Not rated

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D
(lowest). Ratings from A to CCC may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from
SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from
MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Overweights to mid- and lower-investment-grade bonds were additive while selection detracted.
We were underweight AAA-rated and AA-rated bonds in favor of A-rated and BBB-rated bonds, which resulted in a purposeful overweight in these
†
The Consumer Price Index (CPI) is ameasure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

6 | Allspring Managed Account

Performance highlights (unaudited)
lower-investment-grade rating categories. Lower-rated bonds outperformed during the period by a wide margin, so our positioning contributed to overall performance. Despite our overweight to these outperforming rating categories, selection within the rating categories detracted as we underperformed the index in both. Overweights to 4% coupons as well as coupons paying 5.25% or greater was additive and offset underweights to bonds with coupons of 3% or less.
Duration, yield curve, and sector positioning did not have a material impact on performance.
We moved duration from short to long during the period, and although it did not have a material impact overall, we were long duration in November when the municipal bond index rallied 6.35%, which was a huge positive. In terms of yield curve, our underweight to maturities inside of 12 years was positive as these maturities underperformed the overall market and our overweights from 12 to 22 years also contributed as longer-intermediate maturities performed well. These positives were offset by an underweight to longer-dated bonds (22+ years), which had strong performance. Sector allocation overall was a neutral factor. In general, overweights to revenue bonds relative to state and local general obligation bonds were positive but offset by specific revenue sector positioning and selection within those sectors.
Effective maturity distribution as of December 31, 2023[1]

9%
0-1 year
21%
1-3 year(s)
11%
3-5 years
16%
5-10 years
24%
10-20 years
18%
20-30 years
1%
30+ years

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.
Outlook:  Locking in higher yields and strong technicals expected in the second half of 2024 bode well for municipal bonds.
The overall economy, although showing some signs of weakening, continues to surprise to the upside, allowing the Fed to continue the inflation fight with relatively little impact on growth or employment. Measures of inflation have moderated, although the Fed target remains elusive, and the trend is encouraging. The Fed is likely done with rate increases, barring an upside inflation surprise, but is probably farther away from beginning to cut rates than the market would like. Even when it does cut, we’re likely not going back to zero or anywhere close so rates are expected to remain higher for longer. That represents opportunity for fixed income investors to continue to lock in yields that we haven’t seen for decades.
The outlook for municipal bonds is positive and overall fundamental credit quality is quite good. We’re coming off of two years of fairly low supply and fund outflows. A lot of that money has been parked in money market funds, but as the probability and timing of rate cuts come into focus, the allure of money markets will fade as yields come down and investors will be looking to lock in higher yields, which should create good demand for municipal bonds. Municipal bond supply has been on the light side and it is expected to increase this year. Such supply is usually back loaded, with most coming in the second half of the year, but in election years it tends to be front loaded. We believe there are and will be significant opportunities in municipal bonds in the first half of the year as supply builds. We expect the technical environment to be favorable in the second half of 2024, which would aid overall performance.

Allspring Managed Account | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2023 to December 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 7-1-2023	Ending account value 12-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Actual	$1,000.00	$1,035.50	$0.00 *	0.00%*
Hypothetical (5% return before expenses)	$1,000.00	$1,025.07	$0.00 *	0.00%*

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half-year period).

*
Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business.
This commitment has an indefinite term.

8 | Allspring Managed Account

Portfolio of investments—December 31, 2023
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.76%
Alabama: 3.16%
Health revenue: 0.67%
Health Care Authority for Baptist Health Series A	5.00%	11-15-2033	$3,885,000	$4,375,734
Housing revenue: 0.24%
Huntsville Public Building Authority	5.00	2-1-2052	1,500,000	1,602,038
Industrial development revenue: 0.15%
Selma Industrial Development Board International Paper Co. Series Aøø	1.38	5-1-2034	1,000,000	959,088
Utilities revenue: 1.80%
Southeast Alabama Gas Supply District Project No. 2 Series Aøø	4.00	6-1-2049	1,000,000	1,000,483
Southeast Alabama Gas Supply District Project No. 2 Series B (U.S. SOFR 1 Month+0.85%)±	4.51	6-1-2049	2,925,000	2,920,330
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	998,255
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,320,973
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	1,500,000	1,600,991
				11,841,032
Water & sewer revenue: 0.30%
County of Jefferson Sewer Revenue Series A (AGM Insured)	5.50	10-1-2053	760,000	775,316
County of Jefferson Sewer Revenue Series B CAB (AGM Insured)¤	0.00	10-1-2026	1,350,000	1,184,535
				1,959,851
				20,737,743
Alaska: 0.29%
Health revenue: 0.29%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2032	1,740,000	1,883,127
Arizona: 2.70%
Education revenue: 1.98%
Arizona IDA Candeo Schools Obligated Group Series A	4.00	7-1-2047	650,000	599,643
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2041	1,000,000	962,495
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2031	1,045,000	997,546
IDA of the County of Pima Noah Webster Schools-Mesa Series A	6.75	12-15-2033	1,120,000	1,121,909
IDA of the County of Pima Paideia Academies, Inc.144A	5.00	7-1-2025	230,000	229,248
IDA of the County of Pima Paideia Academies, Inc.144A	6.00	7-1-2035	1,475,000	1,487,328
IDA of the County of Pima Paideia Academies, Inc.144A	6.13	7-1-2045	2,000,000	2,005,207
IDA of the County of Pima Partnership with Parents, Inc.	7.00	5-1-2034	1,000,000	1,005,632
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	4.90	6-15-2028	680,000	661,718
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,000,000	964,805
Maricopa County IDA Horizon Community Learning Center, Inc.	5.00	7-1-2035	3,000,000	2,926,226
				12,961,757
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Portfolio of investments—December 31, 2023

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.14%
Tempe IDA Life Care Village Obligated Group Series A	4.00%	12-1-2030	$495,000	$467,463
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2031	470,000	439,290
				906,753
Industrial development revenue: 0.06%
Maricopa County Pollution Control Corp. Southern California Edison Co. Series A	2.40	6-1-2035	500,000	406,942
Tax revenue: 0.18%
City of San Luis Excise Tax Revenue Series A (BAM Insured)	5.00	7-1-2038	1,200,000	1,208,667
Utilities revenue: 0.34%
Salt Verde Financial Corp.	5.00	12-1-2032	2,055,000	2,243,278
				17,727,397
California: 1.36%
Airport revenue: 0.61%
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	1,000,000	1,087,850
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2033	1,695,000	1,885,135
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2035	1,000,000	1,043,800
				4,016,785
GO revenue: 0.08%
Compton Community College District Series C CAB¤	0.00	8-1-2029	500,000	423,530
Hawthorne School District Series C (NPFGC Insured)¤	0.00	11-1-2025	100,000	94,493
				518,023
Health revenue: 0.19%
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	1,200,000	1,244,241
Housing revenue: 0.13%
California Community Housing Agency Serenity at Larkspur Apartments Series A144A	5.00	2-1-2050	500,000	388,516
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	467,470	475,299
				863,815
Transportation revenue: 0.35%
Riverside County Transportation Commission Series B1	4.00	6-1-2046	2,250,000	2,253,815
				8,896,679
Colorado: 4.16%
Airport revenue: 0.21%
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	1,250,000	1,397,835
Education revenue: 0.25%
Colorado ECFA Banning Lewis Ranch Academy Building Co. LLC	6.00	12-15-2037	1,240,000	1,298,157
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	360,000	360,546
				1,658,703
The accompanying notes are an integral part of these financial statements.
10 | Allspring Managed Account

Portfolio of investments—December 31, 2023

	Interest rate	Maturity date	Principal	Value
GO revenue: 1.54%
Aviation Station North Metropolitan District No. 2 Series A	5.00%	12-1-2039	$750,000	$722,537
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2048	850,000	771,834
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2039	749,000	656,652
Rampart Range Metropolitan District No. 5	4.00	12-1-2036	1,000,000	846,069
Southlands Metropolitan District No. 1 Series A2	5.00	12-1-2047	650,000	622,860
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2039	1,400,000	1,353,250
Weld County School District No. RE-4	5.00	12-1-2041	4,500,000	5,126,583
				10,099,785
Health revenue: 0.95%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	2,000,000	1,985,283
Colorado Health Facilities Authority CommonSpirit Health Obligated Group	5.50	11-1-2047	1,000,000	1,093,295
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	3,000,000	3,124,163
				6,202,741
Industrial development revenue: 0.39%
Denver Convention Center Hotel Authority	5.00	12-1-2033	2,500,000	2,563,671
Miscellaneous revenue: 0.24%
Westminster Public Schools COP (AGM Insured)	5.00	12-1-2048	1,500,000	1,579,737
Utilities revenue: 0.58%
Public Authority for Colorado Energy	6.50	11-15-2038	3,000,000	3,779,794
				27,282,266
Connecticut: 1.11%
Education revenue: 0.29%
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2035	850,000	951,287
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2036	880,000	978,618
				1,929,905
GO revenue: 0.38%
City of Bridgeport Series A	5.00	6-1-2035	1,000,000	1,114,833
Town of Hamden (BAM Insured)	5.00	8-15-2025	275,000	278,063
Town of Hamden Series A (BAM Insured)	4.00	8-1-2039	500,000	501,319
Town of Hamden Series A (BAM Insured)	5.00	8-1-2035	500,000	561,066
				2,455,281
Health revenue: 0.44%
Connecticut State HEFA Nuvance Health Obligated Group Series A	4.00	7-1-2041	860,000	752,511
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2040	2,150,000	2,122,413
				2,874,924
				7,260,110
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 11

Portfolio of investments—December 31, 2023

	Interest rate	Maturity date	Principal	Value
District of Columbia: 0.24%
Airport revenue: 0.24%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00%	10-1-2046	$1,500,000	$1,593,528
Florida: 8.19%
Airport revenue: 4.16%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	4,500,000	4,581,533
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2037	7,490,000	7,654,805
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	3,000,000	3,095,384
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	3,000,000	3,262,544
Jacksonville Port Authority Series B	5.00	11-1-2040	2,625,000	2,803,610
Jacksonville Port Authority Series B	5.00	11-1-2044	5,500,000	5,847,365
				27,245,241
Education revenue: 0.73%
Capital Projects Finance Authority Series A144A	7.00	6-15-2030	1,500,000	1,562,502
Florida Development Finance Corp. Cornerstone Charter Academy: A Challenge Foundation Academy, Inc.144A	5.00	10-1-2042	500,000	475,997
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-1144A	4.50	6-1-2033	1,300,000	1,265,894
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.75	9-15-2035	1,500,000	1,504,103
				4,808,496
Health revenue: 1.69%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	1,500,000	1,500,688
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	1,500,000	1,382,366
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2030	225,000	252,089
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2031	450,000	501,686
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2032	250,000	278,055
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2033	250,000	277,332
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2035	475,000	523,145
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2036	475,000	520,039
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	220,461
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	1,000,000	978,390
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	2,000,000	1,918,639
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	1,250,000	1,324,890
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	1,440,000	1,411,024
				11,088,804
The accompanying notes are an integral part of these financial statements.
12 | Allspring Managed Account

Portfolio of investments—December 31, 2023

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.30%
County of Broward Tourist Development Tax Revenue	4.00%	9-1-2047	$1,000,000	$983,767
Julington Creek Plantation Community Development District (AGM Insured)	4.63	5-1-2054	1,000,000	1,011,328
				1,995,095
Transportation revenue: 0.79%
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2029	500,000	505,649
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2030	550,000	556,134
Sunshine Skyway Bridge Series A (AGM Insured)	4.00	7-1-2037	4,000,000	4,103,150
				5,164,933
Utilities revenue: 0.09%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	500,000	577,612
Water & sewer revenue: 0.43%
County of Orange Water Utility System Revenue	5.00	10-1-2040	1,090,000	1,224,067
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2038	1,455,000	1,622,966
				2,847,033
				53,727,214
Georgia: 4.12%
Education revenue: 0.08%
Development Authority of Cobb County Series A144A	6.00	6-15-2043	500,000	501,474
Health revenue: 0.16%
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2042	1,000,000	1,029,639
Industrial development revenue: 0.14%
Atlanta Development Authority Tuff Yamacraw LLC Series A (Ambac Insured)	5.00	1-1-2027	50,000	51,930
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,000,000	871,050
				922,980
Miscellaneous revenue: 0.28%
Brookhaven Urban Redevelopment Agency Special Service Tax District Series A	4.00	7-1-2044	1,800,000	1,857,209
Utilities revenue: 3.46%
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,302,115
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,000,000	1,066,200
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	1,500,000	1,510,241
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	3,500,000	3,367,977
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	2,000,000	2,127,118
Main Street Natural Gas, Inc. Series E-1 (Royal Bank of Canada LIQ)øø	5.00	12-1-2053	3,000,000	3,228,627
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2036	800,000	855,556
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 13

Portfolio of investments—December 31, 2023

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00%	7-1-2064	$4,000,000	$4,181,408
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	1,000,000	1,042,485
				22,681,727
				26,993,029
Guam: 0.20%
Airport revenue: 0.06%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	370,000	381,015
Miscellaneous revenue: 0.14%
Territory of Guam Series F	4.00	1-1-2042	1,000,000	957,317
				1,338,332
Hawaii: 0.31%
Airport revenue: 0.31%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	2,000,000	2,054,591
Idaho: 0.18%
Education revenue: 0.18%
Idaho Housing & Finance Association Idaho Arts Charter School, Inc. Series A144A	5.00	12-1-2036	800,000	805,593
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	365,000	365,185
				1,170,778
Illinois: 16.35%
Airport revenue: 1.30%
Chicago Midway International Airport Series A AMT	5.50	1-1-2031	4,500,000	4,506,477
Chicago O’Hare International Airport AMT	5.00	1-1-2032	1,440,000	1,452,495
Chicago O’Hare International Airport Series A AMT	5.00	1-1-2048	2,000,000	2,060,946
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	500,000	514,360
				8,534,278
Education revenue: 0.69%
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	1,475,000	1,656,366
Illinois Finance Authority Wesleyan University	5.00	9-1-2036	2,345,000	2,414,541
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2031	450,000	460,824
				4,531,731
GO revenue: 7.71%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	1,500,000	1,640,410
Chicago Board of Education Series A	5.00	12-1-2035	4,250,000	4,459,758
Chicago Board of Education Series A	5.00	12-1-2038	4,105,000	4,216,970
Chicago Board of Education Series A	5.00	12-1-2042	2,000,000	1,974,462
Chicago Board of Education Series D	5.00	12-1-2046	3,500,000	3,417,261
Chicago Board of Education Series H	5.00	12-1-2036	1,000,000	1,011,713
Chicago Park District Series A	5.00	1-1-2030	1,000,000	1,033,849
The accompanying notes are an integral part of these financial statements.
14 | Allspring Managed Account

Portfolio of investments—December 31, 2023

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Chicago Park District Series A	5.00%	1-1-2031	$1,000,000	$1,032,650
Chicago Park District Series A	5.00	1-1-2032	1,225,000	1,263,433
Chicago Park District Series A	5.00	1-1-2035	1,000,000	1,029,864
Chicago Park District Series E	5.00	11-15-2029	1,735,000	1,809,998
City of Chicago (NPFGC Insured)¤	0.00	1-1-2027	6,000,000	5,512,786
City of Chicago (NPFGC Insured)¤	0.00	1-1-2031	800,000	612,495
City of Chicago Series A	5.00	1-1-2027	2,000,000	2,093,859
City of Chicago Series A	6.00	1-1-2038	3,500,000	3,674,453
Cook County School District No. 144 Prairie Hills Series C CAB (AGM Insured)¤	0.00	12-1-2025	675,000	631,112
County of Winnebago Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,060,535
Kane Cook & DuPage Counties School District No. U-46 Elgin Series A	5.00	1-1-2034	1,000,000	1,000,000
Kane Cook & DuPage Counties School District No. U-46 Elgin Series D	5.00	1-1-2034	1,700,000	1,700,000
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	1,000,000	1,025,230
State of Illinois	5.00	5-1-2025	870,000	873,705
State of Illinois	5.00	2-1-2026	1,000,000	1,038,052
State of Illinois (AGM Insured)	5.00	4-1-2026	1,130,000	1,134,051
State of Illinois Series B	5.00	10-1-2031	2,000,000	2,234,887
Village of Bolingbrook (AGM Insured)	5.00	1-1-2031	500,000	509,098
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2027	1,030,000	932,237
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2028	475,000	415,490
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	1,625,000	1,176,847
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2032	715,000	748,850
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2033	745,000	776,558
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2035	475,000	490,622
				50,531,235
Health revenue: 1.98%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	1,750,000	1,667,614
Illinois Finance Authority Carle Foundation Obligated Group Series A	5.00	2-15-2045	5,350,000	5,456,439
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	1,750,000	1,773,791
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	3,000,000	3,208,580
Illinois Finance Authority University of Illinois	4.00	10-1-2050	1,000,000	894,516
				13,000,940
Housing revenue: 1.86%
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,057,883
Metropolitan Pier & Exposition Authority Series A	4.00	12-15-2042	750,000	749,551
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 15

Portfolio of investments—December 31, 2023

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00%	6-15-2029	$1,950,000	$1,634,827
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2030	11,000,000	8,741,284
				12,183,545
Miscellaneous revenue: 0.01%
Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	95,000	95,005
Tax revenue: 1.04%
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,796,522
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	1,500,000	1,508,568
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2031	2,500,000	2,518,158
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	1,000,000	1,018,122
				6,841,370
Transportation revenue: 1.04%
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	2,000,000	1,982,898
Illinois State Toll Highway Authority Series A	5.00	1-1-2045	3,450,000	3,777,095
Illinois State Toll Highway Authority Series B	5.00	1-1-2039	1,030,000	1,034,913
				6,794,906
Water & sewer revenue: 0.72%
City of Chicago Wastewater Transmission Revenue Series A (AGM Insured)	5.25	1-1-2048	1,000,000	1,111,339
City of Chicago Waterworks Revenue Second Lien Project	5.00	11-1-2044	2,500,000	2,515,284
City of Chicago Waterworks Revenue Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,065,639
				4,692,262
				107,205,272
Indiana: 1.32%
Education revenue: 0.23%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	1,500,000	1,530,197
Health revenue: 0.84%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2034	5,360,000	5,517,943
Miscellaneous revenue: 0.17%
Indianapolis Local Public Improvement Bond Bank Series E	5.75	3-1-2043	1,000,000	1,099,285
Water & sewer revenue: 0.08%
Terre Haute Sanitary District	5.25	9-28-2028	500,000	502,001
				8,649,426
Kansas: 0.87%
Tax revenue: 0.87%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	14,245,000	5,705,412
The accompanying notes are an integral part of these financial statements.
16 | Allspring Managed Account

Portfolio of investments—December 31, 2023

	Interest rate	Maturity date	Principal	Value
Kentucky: 0.97%
Health revenue: 0.17%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00%	10-1-2039	$1,000,000	$1,102,570
Housing revenue: 0.40%
Kentucky State Property & Building Commission Project No. 124 Series A (AGM Insured)	5.00	11-1-2039	2,325,000	2,608,234
Transportation revenue: 0.16%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,098,206
Utilities revenue: 0.24%
Paducah Electric Plant Board Series A (AGM Insured)	5.00	10-1-2035	1,510,000	1,576,483
				6,385,493
Louisiana: 1.08%
Airport revenue: 0.29%
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series A	5.00	1-1-2040	1,215,000	1,227,107
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2038	640,000	668,741
				1,895,848
Industrial development revenue: 0.14%
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	1,000,000	945,621
Tax revenue: 0.33%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	2,000,000	2,190,677
Water & sewer revenue: 0.32%
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	500,000	524,429
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2035	500,000	522,432
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2036	565,000	587,061
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2037	415,000	427,784
				2,061,706
				7,093,852
Maryland: 2.14%
Airport revenue: 0.52%
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2039	1,100,000	1,048,843
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2044	750,000	679,407
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2024	645,000	647,486
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 17

Portfolio of investments—December 31, 2023

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00%	7-1-2027	$800,000	$830,906
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2029	220,000	233,863
				3,440,505
Education revenue: 0.87%
County of Prince George’s Chesapeake Lighthouse Charter School Obligated Group Series A-2øø	6.00	8-1-2048	2,825,000	3,058,630
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	5.75	8-1-2033	1,000,000	1,042,924
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	7.00	8-1-2046	1,500,000	1,579,690
				5,681,244
Health revenue: 0.75%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group Series B	4.00	1-1-2051	5,000,000	4,353,490
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2040	550,000	552,254
				4,905,744
				14,027,493
Massachusetts: 0.92%
Airport revenue: 0.33%
Massachusetts Port Authority Series A AMT	5.00	7-1-2041	2,000,000	2,174,754
Health revenue: 0.59%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	2,000,000	2,020,061
Massachusetts Development Finance Agency UMass Memorial Health Care Obligated Group Series L	5.00	7-1-2044	1,785,000	1,818,077
				3,838,138
				6,012,892
Michigan: 3.87%
Health revenue: 0.16%
Michigan Finance Authority Sparrow Health Obligated Group	5.00	11-15-2045	1,000,000	1,026,790
Miscellaneous revenue: 1.14%
Michigan Finance Authority County of Wayne	4.00	11-1-2048	2,000,000	1,944,789
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2039	4,000,000	4,009,501
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	1,500,000	1,501,862
				7,456,152
The accompanying notes are an integral part of these financial statements.
18 | Allspring Managed Account

Portfolio of investments—December 31, 2023

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 2.57%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00%	7-1-2036	$3,560,000	$3,697,493
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	4,000,000	4,084,295
Great Lakes Water Authority Water Supply System Revenue Series D (AGM Insured)	4.00	7-1-2033	4,000,000	4,085,605
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D4	5.00	7-1-2029	1,000,000	1,004,342
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D4	5.00	7-1-2030	4,000,000	4,017,171
				16,888,906
				25,371,848
Minnesota: 0.14%
Airport revenue: 0.11%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.25	1-1-2047	650,000	696,411
Education revenue: 0.03%
City of Independence Beacon Academy Series A	4.25	7-1-2026	230,000	224,687
				921,098
Mississippi: 0.60%
Miscellaneous revenue: 0.60%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AGM Insured)	5.00	9-1-2030	755,000	755,991
Mississippi Development Bank City of Jackson Series A	5.00	3-1-2026	3,050,000	3,158,865
				3,914,856
Missouri: 0.79%
Miscellaneous revenue: 0.79%
Kansas City IDA Airport Revenue Series B AMT (AGM Insured)	5.00	3-1-2049	5,000,000	5,160,905
Nebraska: 0.32%
Utilities revenue: 0.32%
Central Plains Energy Project (Royal Bank of Canada LIQ)øø	4.00	12-1-2049	2,080,000	2,091,431
Nevada: 0.98%
GO revenue: 0.91%
Clark County School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	2,056,036
Clark County School District Series A (AGM Insured)	4.00	6-15-2040	750,000	766,940
County of Clark Series A	5.00	5-1-2048	3,000,000	3,154,586
				5,977,562
Industrial development revenue: 0.07%
County of Clark Southern California Edison Co.	2.10	6-1-2031	500,000	430,482
				6,408,044
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 19

Portfolio of investments—December 31, 2023

	Interest rate	Maturity date	Principal	Value
New Hampshire: 1.07%
Housing revenue: 0.28%
New Hampshire Business Finance Authority National Finance Authority Series 1A	4.13%	1-20-2034	$1,882,721	$1,861,320
Resource recovery revenue: 0.16%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	1,000,000	1,076,784
Water & sewer revenue: 0.63%
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2026	1,000,000	1,015,544
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2027	845,000	873,286
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2028	2,170,000	2,212,336
				4,101,166
				7,039,270
New Jersey: 3.85%
Education revenue: 0.36%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2041	530,000	533,824
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.00	7-1-2027	420,000	417,082
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.25	7-1-2037	1,500,000	1,426,204
				2,377,110
Housing revenue: 2.58%
New Jersey EDA Motor Vehicle Surcharge Revenue Series A (NPFGC Insured)	5.25	7-1-2026	205,000	215,282
New Jersey EDA New Jersey Transit Corp. Series A	5.25	11-1-2041	2,000,000	2,274,097
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.30	10-1-2025	3,375,000	3,352,196
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.40	4-1-2026	3,405,000	3,335,884
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.45	10-1-2026	1,495,000	1,451,599
New Jersey TTFA Series A¤	0.00	12-15-2031	2,500,000	1,931,796
New Jersey TTFA Series A	4.00	6-15-2042	750,000	757,544
New Jersey TTFA Series A-1	5.00	6-15-2029	2,000,000	2,102,643
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,518,414
				16,939,455
Tax revenue: 0.56%
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,296,020
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,377,085
				3,673,105
The accompanying notes are an integral part of these financial statements.
20 | Allspring Managed Account

Portfolio of investments—December 31, 2023

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.16%
South Jersey Transportation Authority Series A	5.25%	11-1-2052	$1,000,000	$1,074,777
Water & sewer revenue: 0.19%
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20	10-1-2039	1,350,000	1,210,179
				25,274,626
New York: 7.57%
Airport revenue: 0.82%
New York Transportation Development Corp. Delta Air Lines, Inc.	5.63	4-1-2040	500,000	537,912
New York Transportation Development Corp. Delta Air Lines, Inc.	6.00	4-1-2035	500,000	556,998
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2033	1,000,000	1,100,873
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2034	2,000,000	2,197,544
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2040	1,000,000	997,307
				5,390,634
Education revenue: 2.42%
Babylon L D Corp. II Series A	6.65	2-1-2053	3,500,000	3,521,083
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	1,155,000	919,967
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	1,915,000	1,428,822
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	3,500,000	3,408,057
Hempstead Town Local Development Corp. Academy Charter School Series B	5.66	2-1-2044	4,585,000	4,218,791
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	1,500,000	1,496,442
Monroe County Industrial Development Corp. Community College Association, Inc. (AGM Insured)	5.00	1-15-2038	500,000	500,764
Troy Capital Resource Corp.	4.00	9-1-2032	350,000	362,548
				15,856,474
Health revenue: 0.27%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	4.00	4-1-2038	1,250,000	1,269,497
Westchester County Local Development Corp. Purchase Senior Learning Community Obligated Group Series D144A	2.88	7-1-2026	500,000	490,918
				1,760,415
Industrial development revenue: 1.22%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	908,990
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	3,500,000	3,634,930
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 21

Portfolio of investments—December 31, 2023

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00%	10-1-2040	$2,290,000	$2,315,311
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2031	1,135,000	1,162,391
				8,021,622
Miscellaneous revenue: 0.12%
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	1,000,000	761,266
Tax revenue: 1.32%
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	2,350,000	2,534,759
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	1,500,000	1,519,224
New York State Urban Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	3,000,000	3,062,523
New York State Urban Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	1,500,000	1,523,508
				8,640,014
Transportation revenue: 1.28%
Metropolitan Transportation Authority Series C1	5.00	11-15-2034	3,000,000	3,238,622
Metropolitan Transportation Authority Series C1	5.25	11-15-2030	2,000,000	2,063,192
Metropolitan Transportation Authority Series C1	5.25	11-15-2031	3,000,000	3,094,259
				8,396,073
Utilities revenue: 0.12%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	750,000	776,269
				49,602,767
North Dakota: 0.11%
Health revenue: 0.11%
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2048	700,000	749,382
Ohio: 3.05%
Airport revenue: 0.35%
Port of Greater Cincinnati Development Authorityøø	4.38	6-15-2056	2,340,000	2,266,339
Health revenue: 1.11%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	2,000,000	1,915,258
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2037	2,700,000	2,773,377
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	750,000	690,885
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	2,000,000	1,923,033
				7,302,553
The accompanying notes are an integral part of these financial statements.
22 | Allspring Managed Account

Portfolio of investments—December 31, 2023

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.62%
State of Ohio Department of Transportation Series A AMT (AGM Insured)	5.00%	12-31-2029	$2,070,000	$2,083,130
State of Ohio Department of Transportation Series A AMT (AGM Insured)	5.00	12-31-2035	2,000,000	2,014,981
				4,098,111
Industrial development revenue: 0.29%
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Series A	2.88	2-1-2026	2,000,000	1,928,949
Transportation revenue: 0.16%
Summit County Development Finance Authority University of Akron Parking Project	5.75	12-1-2053	1,000,000	1,031,182
Utilities revenue: 0.52%
Lancaster Port Authority Series A (Royal Bank of Canada LIQ)øø	5.00	8-1-2049	1,920,000	1,944,517
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Series A	3.25	9-1-2029	1,500,000	1,448,475
				3,392,992
				20,020,126
Oklahoma: 2.13%
Airport revenue: 0.93%
Oklahoma City Airport Trust AMT	5.00	7-1-2037	3,805,000	4,000,016
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.25	6-1-2048	2,000,000	2,081,626
				6,081,642
Housing revenue: 1.20%
Custer County EDA Independent School District No. 7 Thomas-Fay- Custer	4.00	12-1-2031	3,250,000	3,400,363
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2027	1,895,000	1,985,567
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	2,000,000	2,018,946
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2040	500,000	485,652
				7,890,528
				13,972,170
Pennsylvania: 7.26%
Airport revenue: 1.30%
Allegheny County Airport Authority Series A AMT (AGM Insured)	4.00	1-1-2046	3,715,000	3,623,118
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	2,500,000	2,573,024
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2036	1,630,000	1,657,769
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2040	655,000	652,034
				8,505,945
Education revenue: 0.60%
Philadelphia IDA First Philadelphia Preparatory Charter School Series A	7.00	6-15-2033	935,000	947,720
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 23

Portfolio of investments—December 31, 2023

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Philadelphia IDA Southwest Leadership Academy Series A	6.47%	11-1-2037	$2,390,000	$2,244,451
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	750,000	752,457
				3,944,628
GO revenue: 1.10%
Armstrong School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,031,515
City of Philadelphia Series A	5.25	7-15-2033	1,010,000	1,010,701
School District of Philadelphia Series F	5.00	9-1-2030	1,000,000	1,042,330
School District of Philadelphia Series F	5.00	9-1-2036	3,000,000	3,098,365
School District of Philadelphia Series F	5.00	9-1-2037	1,000,000	1,029,973
				7,212,884
Health revenue: 0.71%
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2035	450,000	455,544
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2036	900,000	907,403
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2037	2,285,000	2,292,593
Pennsylvania EDFA UPMC Obligated Group Series A1	4.00	4-15-2045	1,000,000	993,464
				4,649,004
Housing revenue: 1.32%
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	5,000,000	5,126,058
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.25	6-30-2053	3,380,000	3,537,798
				8,663,856
Miscellaneous revenue: 1.34%
Philadelphia IDA	5.00	12-1-2037	1,500,000	1,575,354
Philadelphia Municipal Authority	5.00	4-1-2033	2,355,000	2,540,852
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2036	4,525,000	4,692,214
				8,808,420
Tax revenue: 0.17%
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	1,000,000	1,119,685
Transportation revenue: 0.72%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,517,032
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	1,115,000	1,166,464
Pennsylvania Turnpike Commission Series A	4.00	12-1-2045	1,000,000	1,002,659
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,036,689
				4,722,844
				47,627,266
The accompanying notes are an integral part of these financial statements.
24 | Allspring Managed Account

Portfolio of investments—December 31, 2023

	Interest rate	Maturity date	Principal	Value
South Carolina: 0.03%
Resource recovery revenue: 0.03%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00%	12-6-2029	$115,000	$92,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.00	2-1-2035	1,500,000	75,000
				167,000
Tennessee: 0.16%
Utilities revenue: 0.16%
Tennergy Corp. Series Aøø	5.50	10-1-2053	1,000,000	1,067,397
Texas: 5.60%
Airport revenue: 0.77%
City of Austin Airport System Revenue AMT	5.00	11-15-2044	2,500,000	2,506,329
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,558,732
				5,065,061
Education revenue: 1.52%
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.13	3-1-2044	1,250,000	1,249,714
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	250,000	230,789
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.50	8-15-2035	2,000,000	2,011,525
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.75	8-15-2038	1,000,000	1,004,054
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.00	8-15-2038	2,500,000	2,547,125
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.13	8-15-2048	2,250,000	2,276,671
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	650,000	647,497
				9,967,375
GO revenue: 2.19%
City of Palestine (AGM Insured)	4.00	2-15-2051	3,625,000	3,446,788
City of Port Isabel144A	5.10	2-15-2049	475,000	484,027
El Paso County Hospital District	5.00	8-15-2029	1,555,000	1,556,400
Temple College	3.00	7-1-2027	400,000	405,462
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2045	7,610,000	8,450,592
				14,343,269
Tax revenue: 0.29%
City of Dallas144Aøø	6.25	8-15-2053	750,000	761,521
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2035	1,070,000	1,104,020
				1,865,541
Transportation revenue: 0.63%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	1,000,000	1,057,917
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 25

Portfolio of investments—December 31, 2023

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Central Texas Regional Mobility Authority Series B	4.00%	1-1-2038	$550,000	$563,541
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	2,500,000	2,521,391
				4,142,849
Water & sewer revenue: 0.20%
Upper Trinity Regional Water District (BAM Insured)	5.00	8-1-2028	750,000	781,652
Upper Trinity Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	520,978
				1,302,630
				36,686,725
Utah: 1.64%
Airport revenue: 0.58%
City of Salt Lake City Airport Revenue Series A	5.25	7-1-2048	1,575,000	1,697,612
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	1,000,000	1,039,477
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,000,000	1,055,519
				3,792,608
Education revenue: 1.06%
Utah Charter School Finance Authority Early Light Academy, Inc.144A	4.50	7-15-2027	380,000	371,388
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.25	6-15-2037	3,000,000	2,755,254
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.38	6-15-2048	1,500,000	1,231,540
Utah Charter School Finance Authority Summit Academy, Inc. Series A	5.00	4-15-2039	1,550,000	1,628,518
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	3.63	6-15-2029	340,000	314,556
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	5.00	6-15-2039	675,000	630,158
				6,931,414
				10,724,022
Virginia: 0.11%
Health revenue: 0.03%
Roanoke County EDA Richfield Living Obligated Group Series A	5.25	9-1-2049	230,000	211,788
Transportation revenue: 0.08%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	500,000	485,154
				696,942
Washington: 3.63%
Airport revenue: 1.40%
Port of Seattle AMT	4.00	4-1-2044	3,500,000	3,397,868
Port of Seattle AMT	5.00	4-1-2044	3,000,000	3,140,787
The accompanying notes are an integral part of these financial statements.
26 | Allspring Managed Account

Portfolio of investments—December 31, 2023

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Port of Seattle Series B AMT	5.00%	8-1-2047	$1,000,000	$1,063,420
Port of Seattle Series C AMT	5.00	8-1-2046	1,500,000	1,588,470
				9,190,545
GO revenue: 1.19%
Grant County Public Hospital District No. 2	5.00	12-1-2038	1,500,000	1,578,067
King County Public Hospital District No. 1	5.00	12-1-2035	5,500,000	5,717,124
King County Public Hospital District No. 1	5.00	12-1-2036	475,000	492,553
				7,787,744
Health revenue: 1.04%
Jefferson County Public Hospital District No. 2 Series A	6.63	12-1-2043	2,250,000	2,348,743
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-2 (SIFMA Municipal Swap+1.40%)±	5.27	1-1-2035	2,000,000	2,000,338
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center	5.00	1-1-2029	1,300,000	1,339,647
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2036	365,000	399,409
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2037	670,000	728,120
				6,816,257
				23,794,546
Wisconsin: 6.18%
Airport revenue: 0.39%
PFA Transportation Infrastructure Purpose Obligated Group Series C	5.00	7-1-2042	2,585,000	2,585,610
Education revenue: 2.56%
PFA Carolina International School Series A144A	7.20	8-1-2048	1,000,000	1,000,519
PFA Contemporary Science Center, Inc. Series A144A	4.38	7-1-2025	160,000	159,166
PFA Contemporary Science Center, Inc. Series A144A	5.38	7-1-2035	1,730,000	1,736,757
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,790,000	1,798,756
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2041	3,895,000	2,991,292
PFA Foundation of The University of North Carolina at Charlotte, Inc. Series A144A	4.00	9-1-2041	2,000,000	1,708,719
PFA Founders Academy of Las Vegas Series A144A	6.38	7-1-2043	300,000	307,073
PFA Founders Academy of Las Vegas Series A144A	6.63	7-1-2053	600,000	614,739
PFA Pine Lake Preparatory, Inc.144A	4.95	3-1-2030	1,370,000	1,384,153
PFA University of Kansas	5.00	3-1-2046	5,000,000	5,070,477
				16,771,651
Health revenue: 1.14%
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2037	500,000	548,306
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2038	685,000	741,637
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series B	5.25	12-1-2048	1,000,000	1,068,724
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2034	700,000	721,704
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 27

Portfolio of investments—December 31, 2023

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00%	2-15-2035	$500,000	$513,604
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2036	600,000	616,243
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2037	550,000	561,008
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,050,000	1,077,555
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2038	750,000	777,012
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2036	525,000	460,244
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2041	510,000	416,581
				7,502,618
Housing revenue: 0.37%
PFA City of Boynton Beach	5.00	7-1-2041	2,280,000	2,398,031
Industrial development revenue: 0.23%
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	1,500,000	1,531,855
Miscellaneous revenue: 0.30%
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2045	5,000,000	1,936,346
Tax revenue: 1.19%
Village of Mount Pleasant Series A	5.00	4-1-2043	5,000,000	5,291,994
Village of Mount Pleasant Series A	5.00	4-1-2048	2,090,000	2,168,343
Village of Mount Pleasant Series A (BAM Insured)	5.00	4-1-2048	330,000	343,677
				7,804,014
				40,530,125
Total municipal obligations (Cost $662,736,152)				647,565,180

		Yield	Shares
Short-term investments: 0.23%
Investment companies: 0.23%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞		4.12	1,512,112	1,512,415
Total short-term investments (Cost $1,512,415)				1,512,415
Total investments in securities (Cost $664,248,567)	98.99%			649,077,595
Other assets and liabilities, net	1.01			6,649,283
Total net assets	100.00%			$655,726,878

The accompanying notes are an integral part of these financial statements.
28 | Allspring Managed Account

Portfolio of investments—December 31, 2023

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$51,093,636	$209,925,639	$(259,506,823)	$(1,556)	$1,519	$1,512,415	1,512,112	$227,664
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 29

Statement of assets and liabilities—December 31, 2023
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $662,736,152)	$647,565,180
Investments in affiliated securities, at value (cost $1,512,415)	1,512,415
Cash	230,951
Cash at broker segregated for futures contracts	255,000
Receivable for interest	8,667,254
Receivable for Fund shares sold	467,790
Receivable from manager	29,313
Prepaid expenses and other assets	203,932
Total assets	658,931,835
Liabilities
Dividends payable	2,253,502
Payable for Fund shares redeemed	946,118
Accrued expenses and other liabilities	5,337
Total liabilities	3,204,957
Total net assets	$655,726,878
Net assets consist of
Paid-in capital	$701,012,878
Total distributable loss	(45,286,000)
Total net assets	$655,726,878
Computation of net asset value per share
Net assets	$655,726,878
Shares outstanding[1]	58,094,694
Net asset value per share	$11.29
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
30 | Allspring Managed Account

Statement of operations—year ended December 31, 2023
Statement of operations
Investment income
Interest	$27,354,262
Income from affiliated securities	227,664
Total investment income	27,581,926
Expenses
Custody and accounting fees	5,575
Professional fees	93,294
Registration fees	73,615
Shareholder report expenses	17,149
Trustees’ fees and expenses	16,608
Other fees and expenses	12,058
Total expenses	218,299
Less: Fee waivers and/or expense reimbursements	(218,299)
Net expenses	0
Net investment income	27,581,926
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(7,683,155)
Affiliated securities	(1,556)
Futures contracts	(323,214)
Net realized losses on investments	(8,007,925)
Net change in unrealized gains (losses) on
Unaffiliated securities	23,293,146
Affiliated securities	1,519
Net change in unrealized gains (losses) on investments	23,294,665
Net realized and unrealized gains (losses) on investments	15,286,740
Net increase in net assets resulting from operations	$42,868,666
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 31

Statement of changes in net assets
Statement of changes in net assets
	Year ended December 31, 2023		Year ended December 31, 2022
Operations
Net investment income		$27,581,926		$25,797,906
Net realized losses on investments		(8,007,925)		(6,796,200)
Net change in unrealized gains (losses) on investments		23,294,665		(93,651,288)
Net increase (decrease) in net assets resulting from operations		42,868,666		(74,649,582)
Distributions to shareholders from
Net investment income and net realized gains		(27,664,395)		(25,799,892)
Capital share transactions	Shares		Shares
Proceeds from shares sold	20,281,166	224,175,490	27,070,768	302,420,197
Reinvestment of distributions	49	546	0	0
Payment for shares redeemed	(25,440,649)	(278,805,914)	(35,345,356)	(395,546,547)
Net decrease in net assets resulting from capital share transactions		(54,629,878)		(93,126,350)
Total decrease in net assets		(39,425,607)		(193,575,824)
Net assets
Beginning of period		695,152,485		888,728,309
End of period		$655,726,878		$695,152,485
The accompanying notes are an integral part of these financial statements.
32 | Allspring Managed Account

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.99	$12.42	$12.47	$12.36	$11.79
Net investment income	0.42 [1]	0.39	0.39	0.40	0.41
Net realized and unrealized gains (losses) on investments	0.30	(1.43)	(0.05)	0.11	0.57
Total from investment operations	0.72	(1.04)	0.34	0.51	0.98
Distributions to shareholders from
Net investment income	(0.42)	(0.39)	(0.39)	(0.40)	(0.41)
Net asset value, end of period	$11.29	$10.99	$12.42	$12.47	$12.36
Total return	6.74%	(8.37)%	2.73%	4.19%	8.42%
Ratios to average net assets (annualized)
Gross expenses	0.03%	0.03%	0.02%	0.03%	0.02%
Net expenses	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]
Net investment income	3.82%	3.47%	3.10%	3.23%	3.37%
Supplemental data
Portfolio turnover rate	20%	14%	9%	19%	7%
Net assets, end of period (000s omitted)	$655,727	$695,152	$888,728	$868,571	$858,102

[1]	Calculated based upon average shares outstanding
[2]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 33

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder Shares - Series M (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
34 | Allspring Managed Account

Notes to financial statements
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2023, the aggregate cost of all investments for federal income tax purposes was $664,536,107 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$7,269,816
Gross unrealized losses	(22,728,328)
Net unrealized losses	$(15,458,512)
As of December 31, 2023, the Fund had capital loss carryforwards which consist of $13,130,564 in short-term capital losses and $16,906,176 in long-term capital losses.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$647,490,180	$75,000	$647,565,180
Short-term investments
Investment companies	1,512,415	0	0	1,512,415
Total assets	$1,512,415	$647,490,180	$75,000	$649,077,595
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
Allspring Managed Account | 35

Notes to financial statements
At December 31, 2023, the Fund had no material transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $25,730,000, $95,038,633 and $(3,844,768) in interfund purchases, sales and net realized gains (losses), respectively, during the year ended December 31, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended December 31, 2023 were $156,905,739 and $140,775,394, respectively.
6.
DERIVATIVE TRANSACTIONS
During the year ended December 31, 2023, the Fund entered into futures contracts for hedging purposes. The Fund had an average notional amount of $398,326 in long futures contracts during the year ended December 31, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended December 31, 2023, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid was $27,664,395 and $25,799,892 of tax-exempt income for the years ended December 31, 2023 and December 31, 2022, respectively.
As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$2,462,753	$(15,458,512)	$(30,036,740)
9.
CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of December 31, 2023, two unaffiliated shareholders owned in aggregate 55% of the Fund.
36 | Allspring Managed Account

Notes to financial statements
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Managed Account | 37

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Managed Account CoreBuilder Shares - Series M (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
February 26, 2024
38 | Allspring Managed Account

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended December 31, 2023.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Managed Account | 39

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 117 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by call 1-888-877-9275 or by visiting the website at allspringglobal.com.

40 | Allspring Managed Account

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Managed Account | 41

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

42 | Allspring Managed Account

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01022024-jy2ckkwv 02-24
AR4901 12-23

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Isaiah Harris is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended December 31, 2023	Fiscal year ended December 31, 2022
Audit fees	$56,810	$97,320
Audit-related fees	—	—
Tax fees (1)	$4,420	$4,320
All other fees	—	—

	$61,230	$101,640

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

3

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for the series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: February 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: February 26, 2024

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer

Date: February 26, 2024